Restatement of Previously Issued Financial Statements - Statement Of Cash Flow (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Restatement of Previously Issued Financial Statements
Net cash used in operating activities			$ (552,138,000)	$ (758,750,000)
Net cash used in investing activities			(31,702,000)	1,694,790,000
Net cash provided by financing activities			456,264,000	214,081,000
Net change in cash			$ (127,576,000)	$ 1,150,121,000
Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Net cash used in operating activities	$ (237,983)	$ (248,954)
Net cash used in investing activities		(410,718,230)
Net cash provided by financing activities	4,877	412,663,675
Net change in cash	$ (233,106)	1,696,491
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Net cash used in operating activities		(248,954)
Net cash used in investing activities		(410,718,230)
Net cash provided by financing activities		412,663,675
Net change in cash		1,696,491
Montes Archimedes Acquisition Corp. | As Previously Reported | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Net cash used in operating activities		(248,954)
Net cash used in investing activities		(410,718,230)
Net cash provided by financing activities		412,663,675
Net change in cash		$ 1,696,491